Intangibles - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Intangibles	$ 47,551	$ 15,149
Amortization of intangibles	8,092	5,724	$ 5,179
Cost
Disclosure Of Intangible Assets [Line Items]
Intangibles	29,604	22,898
Additions, purchased	426	65
Additions through business acquisitions	39,410	5,658
Additions, internally generated	98	896
Foreign currency translation adjustment	560	87
Subtotal	70,098	29,604
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	14,455	8,731
Amortization Expense
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	8,092	5,724
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangibles	22,547	14,455
Customer-Related Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangibles	33,986	14,145
Customer-Related Intangible Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Intangibles	28,348	22,708
Additions, purchased	425
Additions through business acquisitions	26,701	5,640
Foreign currency translation adjustment	349
Subtotal	55,823	28,348
Customer-Related Intangible Assets | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	14,203	8,598
Customer-Related Intangible Assets | Amortization Expense
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	7,634	5,605
Customer-Related Intangible Assets | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangibles	21,837	14,203
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangibles	711	1,004
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Intangibles	1,256	190
Additions, purchased	1	65
Additions through business acquisitions		18
Additions, internally generated	98	896
Foreign currency translation adjustment		87
Subtotal	1,355	1,256
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	252	133
Computer Software | Amortization Expense
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	392	119
Computer Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangibles	644	$ 252
Tradename
Disclosure Of Intangible Assets [Line Items]
Intangibles	12,604
Tradename | Cost
Disclosure Of Intangible Assets [Line Items]
Additions through business acquisitions	12,398
Foreign currency translation adjustment	206
Subtotal	12,604
Non-competition Agreements
Disclosure Of Intangible Assets [Line Items]
Intangibles	250
Non-competition Agreements | Cost
Disclosure Of Intangible Assets [Line Items]
Additions through business acquisitions	311
Foreign currency translation adjustment	5
Subtotal	316
Non-competition Agreements | Amortization Expense
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	66
Non-competition Agreements | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangibles	$ 66